Offerings	Feb. 28, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note	a. An indeterminate aggregate initial offering price and number of shares or amount of securities of each identified class is being registered as may, from time to time, be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. b. In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, TXNM Energy, Inc. is deferring payment of all of the registration fee, which will be calculated based on the fee rate in effect at the time of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Offering Note	a. An indeterminate aggregate initial offering price and number of shares or amount of securities of each identified class is being registered as may, from time to time, be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. b. In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, TXNM Energy, Inc. is deferring payment of all of the registration fee, which will be calculated based on the fee rate in effect at the time of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value
Offering Note	a. An indeterminate aggregate initial offering price and number of shares or amount of securities of each identified class is being registered as may, from time to time, be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. b. In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, TXNM Energy, Inc. is deferring payment of all of the registration fee, which will be calculated based on the fee rate in effect at the time of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	a. An indeterminate aggregate initial offering price and number of shares or amount of securities of each identified class is being registered as may, from time to time, be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. b. In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, TXNM Energy, Inc. is deferring payment of all of the registration fee, which will be calculated based on the fee rate in effect at the time of such fee payment. c. The warrants covered by this registration statement may be warrants to purchase common stock, preferred stock or debt securities.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Securities Purchase Contracts
Offering Note	a. An indeterminate aggregate initial offering price and number of shares or amount of securities of each identified class is being registered as may, from time to time, be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. b. In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, TXNM Energy, Inc. is deferring payment of all of the registration fee, which will be calculated based on the fee rate in effect at the time of such fee payment.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note	a. An indeterminate aggregate initial offering price and number of shares or amount of securities of each identified class is being registered as may, from time to time, be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. b. In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, TXNM Energy, Inc. is deferring payment of all of the registration fee, which will be calculated based on the fee rate in effect at the time of such fee payment. c. Each unit will be issued under a unit agreement or indenture and will represent an interest in two or more securities registered hereby, which may or may not be separable.